                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 2049

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended:  March 31, 2010
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                                -------

    This Amendment (Check only one.):    [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MindShare Capital Management, LLC
          ---------------------------------
Address:  7711 Bonhomme Ave., Suite 600
          ---------------------------------
          Saint Louis, MO 63105
          ---------------------------------

13F File Number:  28-12726
                  -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Nicole M. Gilbert
            ------------------------
Title:      Chief Compliance Officer
            ------------------------
Phone:      314-719-3478
            ------------------------

Signature,             Place,            and Date of Signing:

/s/Nicole M. Gilbert   Saint Louis, MO   04/23/2010
--------------------   ---------------   --------------------
    [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X} 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     none
                                            --------------------------------
Form 13F Information Table Entry Total:                 90
                                            --------------------------------

Form 13F Information Table Value Total:     $        71,096
                                            --------------------------------
                                                     (thousands)
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
8x8 Inc.                       common           282914100     1042   718760 SH       Sole                   102110            616650
ACTIVIDENTITY CORP COM         common           00506P103     1157   407235 SH       Sole                    57086            350149
AMERICA SVC GROUP INC COM      common           02364L109      708    43990 SH       Sole                     6517             37473
AMERN ITALIAN PASTA CO CL A    common           027070101     1326    34125 SH       Sole                     4880             29245
Alexco Resource Corporation    common           01535p106      847   244910 SH       Sole                    34980            209930
Amerigon, Inc.                 common           03070l300      113    11210 SH       Sole                     4160              7050
Amtech Systems, Inc.           common           032332504      686    67995 SH       Sole                     9893             58102
Assisted Living Concepts, Inc. common           04544x300      992    30220 SH       Sole                     4275             25945
AtriCure Inc.                  common           04963c209     1503   255250 SH       Sole                    42354            212896
AuthenTec Inc.                 common           052660107     1120   521126 SH       Sole                    84578            436548
Bell Microproducts, Inc.       common           078137106      246    35395 SH       Sole                    12065             23330
Belo Corporation               common           080555105     1407   206305 SH       Sole                    29605            176700
Bio-Reference Labs, Inc.       common           09057g602      290     6585 SH       Sole                     2120              4465
Brookdale Senior Living Inc.   common           112463104     1153    55350 SH       Sole                     8085             47265
CalAmp Corporation             common           128126109      145    51495 SH       Sole                    17350             34145
Cardiome Pharma Corporation    common           14159U202     1426   215765 SH       Sole                    30350            185415
Clean Energy Fuels Corporation common           184499101      209     9165 SH       Sole                     3160              6005
Crocs, Inc.                    common           227046109     1272   144890 SH       Sole                    20375            124515
DIVX INC COM                   common           255413106      796   111230 SH       Sole                    15870             95360
ENTRAVISION COMMUNICATIONS COR common           29382R107      188    68175 SH       Sole                    23765             44410
Electronic Game Card, Inc.     common           285716106       15    83300 SH       Sole                    27920             55380
Energy Partners Ltd            common           29270u303      962    79000 SH       Sole                    11160             67840
Energy XXI, Ltd.               common           g10082140     2198   122709 SH       Sole                    20213            102496
Entercom Communications Inc.   common           293639100     2014   169400 SH       Sole                    23885            145515
ExpressJet Holdings, Inc.      common           30218u306      138    36615 SH       Sole                    12660             23955
Falcon Oil & Gas, Ltd.         common           306071101       16    92090 SH       Sole                    33770             58320
Felcor Lodging Trust, Inc.     common           31430f101      174    30570 SH       Sole                    10700             19870
First Industrial Realty Trust  common           32054k103      967   124635 SH       Sole                    17670            106965
GILAT SATELLITE NETWORKS LTD   common           M51474118     1233   217055 SH       Sole                    30890            186165
Gannett Company, Inc.          common           364730101     1430    86575 SH       Sole                    12600             73975
Great Basin Gold Ltd.          common           390124105      158    91340 SH       Sole                    30950             60390
Great Plains Renewable Energy  common           393222104     1088    76245 SH       Sole                    10730             65515
Grubb and Ellis Company        common           400095204      169    76785 SH       Sole                    26050             50735
Hancock Fabrics Inc.           common           409900107      146    69710 SH       Sole                    17530             52180
Harry Winston Diamond Corporat common           41587b100      720    73010 SH       Sole                    10385             62625
Hypercom Corporation           common           44913m105      257    66490 SH       Sole                    22300             44190
INTERNAP NETWORKS SVCS CORPCOM common           45885A300     1462   261110 SH       Sole                    42300            218810
ISHARES TR S+P SMALLCAP 600/BA common           464287887      519     8475 SH       Sole                                       8475
ITC DELTACOM INCCOM PAR $0.01  common           45031T872       55    27270 SH       Sole                                      27270
Ikanos Communications, Inc.    common           45173e105      168    55975 SH       Sole                    18995             36980
Integrated Silicon Solutions I common           45812p107     1222   115865 SH       Sole                    16275             99590
Intevac, Inc.                  common           461148108      960    69485 SH       Sole                    11970             57515
LTX-Credence Corporation       common           502403108      259    86135 SH       Sole                    29355             56780
Lee Enterprises Inc.           common           523768109      815   240305 SH       Sole                    33890            206415
Lin TV Corporation             common           532774106      158    27470 SH       Sole                     9710             17760
Lionbridge Technologies Inc.   common           536252109      948   261020 SH       Sole                    36865            224155
LivePerson, Inc.               common           538146101      220    28635 SH       Sole                     9400             19235
Local.com Corporation          common           53954r105      209    31570 SH       Sole                    10290             21280
MGP Ingredients, Inc.          common           55302G103      176    22960 SH       Sole                     7755             15205
Maguire Properties Inc.        common           559775101      759   246365 SH       Sole                    34840            211525
Melco Crown Entertainment LTD  common           585464100      133    27780 SH       Sole                    10180             17600
Mercury Computer Systems Inc.  common           589378108     1230    89660 SH       Sole                    12575             77085
NAVISITE INCCOM NEW            common           63935M208      168    65525 SH       Sole                    25370             40155
NEKTAR THERAPEUTICS COM        common           640268108      295    19420 SH       Sole                     6570             12850
NORTHGATE MINERALS CORP COM    common           666416102     1600   533295 SH       Sole                    75445            457850
Nabi Biopharmaceuticals        common           629519109      967   175780 SH       Sole                    24900            150880
Natuzzi SpA                    common           63905a101      166    36900 SH       Sole                    12485             24415
New Gold, Inc.                 common           644535106      221    50620 SH       Sole                    17110             33510
Nova Measuring Insturments, Lt common           m7516k103     1424   259825 SH       Sole                    44255            215570
ON TRACK INNOVATIONS LTD       common           M8791A109      104    47495 SH       Sole                    15690             31805
OPENWAVE SYS INC COM NEW       common           683718308      862   374950 SH       Sole                    52958            321992
Oclaro Inc.                    common           67555n107      281   102660 SH       Sole                    34805             67855
Orion Energy Systems Inc.      common           686275108     1218   248573 SH       Sole                    42581            205992
PEGASYSTEMS INC COM            common           705573103     1106    29895 SH       Sole                     4180             25715
PNI Digital Media, Inc.        common           69351F106      102    61570 SH       Sole                    19550             42020
Pan American Silver Corporatio common           697900108     1041    44970 SH       Sole                     6305             38665
Quantum Corporation            common           747906204      197    74870 SH       Sole                    25405             49465
Radian Group Inc.              common           750236101     2440   156040 SH       Sole                    22020            134020
Radio One Inc.                 common           75040p405     2348   769880 SH       Sole                   127150            642730
Ramtron International Corporat common           751907304      192    68635 SH       Sole                    23300             45335
Rex Energy Corporation         common           761565100     1154   101305 SH       Sole                    14340             86965
SXC Health Solutions Corporati common           78505p100      236     3515 SH       Sole                     1160              2355
Saba Software,Inc.             common           784932600      956   193105 SH       Sole                    33385            159720
Select Comfort Corporation     common           81616x103     1366   171330 SH       Sole                    24565            146765
Shuffle Master, Inc.           common           825549108      139    17025 SH       Sole                     5715             11310
Shutterfly Inc.                common           82568p304     1580    65580 SH       Sole                     9215             56365
Sinclair Broadcasting Group, I common           829226109     1043   205220 SH       Sole                    28780            176440
Spanish Broadcasting System In common           846425882      886  1121908 SH       Sole                   158350            963558
Strategic Hotels & Resorts Inc common           86272t106     1130   265780 SH       Sole                    37575            228205
TASER International Inc.       common           87651B104      991   168790 SH       Sole                    28935            139855
THESTREET COM INC COM          common           88368Q103     1467   396615 SH       Sole                    65760            330855
TIER TECHNOLOGIES INC CL B     common           88650Q100     1084   136161 SH       Sole                    19005            117156
UNITED THERAPEUTICS CORP DEL C common           91307C102     1440    26030 SH       Sole                     3670             22360
UNIVERSAL TECHNICAL INST INC C common           913915104     1104    48360 SH       Sole                     6570             41790
VirtualScopics, Inc.           common           928269109      123    99275 SH       Sole                    41385             57890
Xyratex, Ltd.                  common           g98268108     1115    65880 SH       Sole                     9280             56600
Zoran Corporation              common           98975f101      968    89950 SH       Sole                    12645             77305
iGo Inc.                       common           449593102      672   334170 SH       Sole                    67015            267155
inContact, Inc.                common           45336e109      206    72235 SH       Sole                    25180             47055
interCLICK Inc. NEW            common           458483203     1097   285681 SH       Sole                    49052            236629
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